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Scudder International Research Fund

Classes A, B and C

Semiannual Report

April 30, 2002

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

<Click Here> Investment Products and Services

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder International Research Fund	Nasdaq Symbol	CUSIP Number
Class A	KIRAX	81116K-403
Class B	KIRBX	81116K-502
Class C	KIRCX	81116K-601

On April 5, 2002, Zurich Scudder Investments (ZSI) was acquired by Deutsche Bank. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc.

Deutsche Asset Management is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary April 30, 2002

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder International Research Fund	6-Month	1-Year	3-Year	5-Year	10-Year
Class A(a)	5.36%	-13.94%	-9.93%	2.76%	7.03%
Class B(a)	5.07%	-14.48%	-10.82%	1.70%	5.91%
Class C(a)	5.07%	-14.60%	-10.82%	1.70%	5.91%
MSCI World Index+	3.29%	-13.85%	-6.69%	3.98%	8.50%
MSCI World Index ex U.S.++	5.81%	-13.55%	-5.95%	1.56%	5.98%

Sources: Lipper, Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value
	Class A	Class B	Class C
Net Asset Value: 4/30/02	$ 5.31	$ 4.97	$ 4.97
10/31/01	$ 5.04	$ 4.73	$ 4.73

Class A Lipper Rankings* - International Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	386	of	786	50
3-Year	519	of	564	92
5-Year	147	of	380	39
10-Year	28	of	72	39

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable.

Source: Lipper, Inc.

Growth of an Assumed $10,000 Investment(b)* (Adjusted for Sales Charge)
-- Scudder International Research Fund - Class A -- MSCI World Index+ - - - MSCI World Index ex U.S.++

Yearly periods ended April 30

Comparative Results* (Adjusted for Sales Charge)
Scudder International Research Fund		1-Year	3-Year	5-Year	10-Year
Class A(c)	Growth of $10,000	$8,111	$6,886	$10,788	$18,595
	Average annual total return	-18.89%	-11.69%	1.55%	6.40%
Class B(c)	Growth of $10,000	$8,295	$7,045	$10,850	$17,752
	Average annual total return	-17.05%	-11.02%	1.65%	5.91%
Class C(c)	Growth of $10,000	$8,540	$7,093	$10,882	$17,754
	Average annual total return	-14.60%	-10.82%	1.70%	5.91%
MSCI World Index+	Growth of $10,000	$8,615	$8,125	$12,156	$22,602
	Average annual total return	-13.85%	-6.69%	3.98%	8.50%
MSCI World Index ex U.S.++	Growth of $10,000	$8,645	$8,319	$10,806	$17,876
	Average annual total return	-13.55%	-5.95%	1.56%	5.98%

The growth of $10,000 is cumulative.

Scudder International Research Fund began operations on February 14, 1990 with Growth Fund of Spain's closed-end shares, which converted to open-end Class A shares on February 11, 1998. The fund changed its objective on April 6, 2000 and was renamed Kemper International Research Fund, and then renamed once more as Scudder International Research Fund on May 25, 2001.

* Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class A shares; rankings for share classes may vary.
a Returns shown for Class A shares reflect the performance from when the Fund was a closed-end Fund known as The Growth Fund of Spain, Inc. (through December 11, 1998). Because the Fund had no daily sales or redemptions when it was a closed-end fund, its returns may have been different than if it had operated as an open-end fund. Returns shown for Class B and C shares for the periods prior to their inception date on December 14, 1998 are derived from the historical performance of The Growth Fund of Spain, Inc. through December 11, 1998 and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
c Returns shown for Class A, B and C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charge of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
+ The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia and the Far East.
++ The Morgan Stanley Capital International (MSCI) World Index ex U.S. is an unmanaged, capitalization-weighted measure of both major and emerging overseas stock markets except, obviously, for the United States.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. If the Advisor had not maintained the Fund's expenses, the total returns would have been lower.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Summary April 30, 2002

Ten Largest Equity Holdings at April 30, 2002 (20.5% of Portfolio)
1. BP PLC Exporter and producer of oil and natural gas	United Kingdom	3.3%
2. GlaxoSmithKline PLC Developer of vaccines and health-related consumer products	United Kingdom	2.7%
3. Alcan, Inc. Manufacturer of aluminum and finished products	Canada	2.2%
4. Royal Dutch Petroleum Co. Exporter and producer of oil and natural gas	Netherlands	2.1%
5. Friends Provident PLC Manager of life assurance business	United Kingdom	2.0%
6. Royal Bank of Scotland Group PLC Provider of a wide range of financial services	United Kingdom	1.9%
7. Vodafone Group PLC Provider of mobile telecommunication services	United Kingdom	1.7%
8. TotalFinaELF SA Provider of various energy sources and producer of related by-products	France	1.6%
9. Barclays PLC Provider of commercial and investment banking	United Kingdom	1.5%
10. Societe Generale "A" Provider of banking services	France	1.5%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page <Click Here>. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of April 30, 2002 (Unaudited)

	Shares	Value ($)
Common Stocks 93.7%
Australia 2.6%
Aristocrat Leisure Ltd. (Manufacturer of gaming machines and table gaming equipment)	29,184	86,436
Brambles Industries Ltd. (Provider of logistical and waste management services)	16,367	88,665
Westpac Banking Corp., Ltd. (Provider of banking services)	19,373	169,422
		344,523
Belgium 0.7%
Interbrew (Operator of brewing business)	3,100	92,215
Canada 5.3%
Alcan, Inc. (Manufacturer of aluminum and finished products)	7,911	292,122
Canadian National Railway Co. (Operator of railroads)	2,000	94,898
Nortel Networks Corp. (Provider of telephone, data and wireless products for the Internet)	17,200	58,480
Petro-Canada (Operator of an integrated oil and gas company)	3,100	83,570
Precision Drilling Corp.* (Provider of drilling and energy services)	2,000	67,602
Royal Bank of Canada (Provider of general banking services)	2,900	101,666
		698,338
China 0.7%
PetroChina Co., Ltd. (Producer of crude oil and natural gas)	468,000	95,411
Denmark 0.6%
Novo Nordisk AS "B" (Producer of pharmaceuticals with a specialty in diabetic treatment)	2,600	76,207
Finland 1.4%
Nokia Oyj (Manufacturer of telecommunication systems and equipment)	8,200	132,633
Sonera Oyj* (Provider of telecommunication services)	12,700	56,731
		189,364
France 9.6%
Assurances Generales de France (Provider of multi-line insurance services)	1,359	68,539
Aventis SA (Manufacturer of life science products)	2,464	174,974
Groupe Danone (Producer of food products worldwide)	743	98,364
PSA Peugeot Citroen (Manufacturer of automobiles and commercial vehicles)	3,172	157,690
Sanofi-Synthelabo SA (Manufacturer of health care products and medical and surgical equipment)	1,991	127,399
Schneider Electric SA (Manufacturer of electronic components and automated manufacturing systems)	2,111	101,807
Societe Generale "A" (Provider of banking services)	2,880	197,123
Suez SA (Builder of water treatment plants)	4,425	131,709
TotalFinaElf SA "B" (Provider of various energy sources and producer of related by-products)	1,387	210,104
		1,267,709
Germany 9.7%
Allianz AG (Provider of multi-line insurance services)	724	170,181
Altana AG (Developer and manufacturer of pharmaceutical, diagnostic and chemical products)	1,046	58,500
BASF AG* (Producer of chemicals products)	3,019	128,876
Bayer AG (Producer of chemical products)	2,330	76,696
Bayerische Motoren Werke AG (Manufacturer of luxury cars and motorcycles)	3,360	134,052
Deutsche Lufthansa AG (Operator of international airline services)	7,453	114,778
Infineon Technologies AG* (Manufacturer and marketer of semiconductors)	3,228	58,550
Metro AG (Operator of building, clothing, electronic and food stores)	3,006	96,106
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Provider of financial services which offer insurance and asset management)	715	177,080
SAP AG (Manufacturer of computer software)	499	64,579
Siemens AG (Manufacturer of electrical and electronic equipment)	3,178	192,334
		1,271,732
Hong Kong 0.6%
China Mobile Ltd.* (Provider of cellular telecommunication services)	22,000	72,072
Italy 2.5%
Assicurazioni Generali SpA (Provider of insurance and financial services)	4,600	111,109
ENI SpA (Provider of oilfield and engineering services)	9,800	150,481
Telecom Italia Mobile SpA (Provider of cellular telecommunication services)	14,000	61,151
		322,741
Japan 18.1%
Canon, Inc. (Producer of visual image and information equipment)	3,000	114,801
Daikin Industries Ltd. (Manufacturer of air conditioning equipment)	5,000	90,612
Daiwa Securities Group, Inc. (Provider of brokerage and other financial services)	20,000	137,046
East Japan Railway Co. (Operator of railroad services)	19	80,244
Fuji Photo Film Co., Ltd. (Manufacturer of various films, photographic paper, floppy discs, lenses and cameras)	3,000	95,201
Honda Motor Co., Ltd. (Manufacturer of motorcycles, automobiles and power products)	2,200	98,561
Kirin Brewery Co., Ltd. (Producer of beer, whiskey, soft drinks, food products, and pharmaceuticals)	18,000	136,222
KYORIN Pharmaceutical Co., Ltd. (Retailer of prescription medicines)	2,500	56,487
Matsushita Electric Industrial Co., Ltd. (Manufacturer of consumer electronic products)	5,000	66,890
Mitsubishi Corp. (Operator of a general trading company)	15,000	112,351
Mitsubishi Estate Co., Ltd. (Provider of real estate services)	10,000	72,334
Mizuho Holdings, Inc. (Provider of financial services)	51	106,308
Nidec Corp. (Manufacturer of small-scale motors for hard disc drives)	1,100	73,236
NTT DoCoMo, Inc. (Provider of telecommunication services and equipment)	8	20,222
NTT DoCoMo, Inc.* (Provider of telecommunication services and equipment)	32	81,388
Rohm Co., Ltd. (Manufacturer of custom linear integrated circuits and semiconductor devices)	700	104,262
Secom Co., Ltd. (Operator of electronic security systems)	2,500	122,890
Shin-Etsu Chemical Co., Ltd. (Producer and distributor of synthetic resins and chemicals)	4,200	172,809
Takeda Chemical Industries Ltd. (Manufacturer of pharmaceutical products)	2,000	87,423
Tokyo Gas Co., Ltd. (Producer and supplier of gas)	40,000	95,512
Toppan Printing Co., Ltd. (Operator of commercial and publication printing operations)	14,000	141,448
Toyota Motor Corp. (Manufacturer of diversified automotive products)	6,100	166,057
UFJ Holdings, Inc.* (Provider of various financial services)	26	64,307
Yamada Denki Co., Ltd. (Operator of consumer electronic stores)	1,200	92,214
		2,388,825
Korea 2.3%
Kookmin Bank (Provider of commercial banking services)	2,929	133,839
Samsung Electronics Co., Ltd. (Manufacturer of electronic parts)	550	162,995
		296,834
Mexico 1.6%
Telefonos de Mexico SA de CV "L" (ADR) (Provider of telecommunication services)	2,900	109,736
Wal-Mart de Mexico SA de CV "C" (Operator of discount stores)	37,060	103,777
		213,513
Netherlands 8.5%
Aegon NV (Provider of insurance and financial services)	3,036	69,725
Akzo Nobel NV (Producer and marketer of healthcare products, coatings, chemicals and fibers)	1,800	77,342
Getronics NV* (Provider of computer consulting and solution design services)	21,200	59,378
Heineken Holding NV "A" (Brewer of alcoholic beverages)	5,425	183,167
ING Groep NV* (Provider of financial services to individuals, corporations and other institutions)	7,100	187,352
Koninklijke KPN NV* (Provider of telecommunication services)	19,600	88,788
Royal Dutch Petroleum Co. (Exporter and producer of oil and natural gas)	5,100	270,072
Unilever NV* (Manufacturer of packaged food and personal care products)	2,900	186,739
		1,122,563
Portugal 0.5%
Portugal Telecom SGPS SA* (Provider of telecommunication services)	9,300	67,842
Russia 1.0%
Gazprom (ADR) (Provider of natural gas)	4,600	73,600
Mobile Telesystems SP (ADR) (Provider of cellular phone services)	2,000	62,700
		136,300
Spain 2.5%
Banco Bilbao Vizcaya Argentaria SA (Provider of commercial banking services)	15,500	180,633
Telefonica SA* (Provider of telecommunication services)	13,642	145,957
		326,590
Switzerland 3.5%
Ciba Specialty Chemicals AG (Registered) (Manufacturer of chemical products for plastics, coatings, fibers and fabrics)	1,164	89,881
Nestle SA (Registered) (Producer and seller of food products)	783	185,254
Swiss Re (Registered) (Provider of reinsurance, insurance and banking services)	895	90,396
Syngenta AG (Producer of seeds and chemicals for crop protection)	1,548	95,626
		461,157
Taiwan 2.5%
Asustek Computer, Inc. (Manufacturer of computer motherboards)	21,000	76,017
Bank Sinopac (Provider of commercial banking services)	212,800	104,344
Taiwan Semiconductor Manufacturing Co.* (Manufacturer of integrated circuits and other semiconductor devices)	59,000	148,904
		329,265
United Kingdom 19.0%
ARM Holdings PLC* (Designer of RISC microprocessors and related technology)	14,316	46,103
Barclays PLC* (Provider of commercial and investment banking)	22,772	199,432
BP PLC (Exporter and producer of oil and natural gas)	51,713	441,210
Compass Group PLC (Operator of an international food service group)	18,173	113,077
Friends Provident PLC (Manager of life assurance business)	97,686	261,920
GlaxoSmithKline PLC (Developer of vaccines and health-related consumer products)	14,873	359,771
J Sainsbury PLC (Distributor of food)	15,943	92,929
National Grid Group PLC* (Operator of electricity and telecom networks)	17,765	127,365
Pearson PLC (Operator of a diversified media and entertainment holding company)	6,269	75,457
Railtrack Group PLC (Operator of railway infrastructure)	11,164	31,804
Reed Elsevier PLC (Publisher of scientific, professional and business to business materials)	8,270	80,983
Reuters Group PLC (Provider of international news and information)	7,915	55,362
Royal Bank of Scotland Group PLC (Provider of a wide range of financial services)	8,952	256,723
Scottish & Southern Energy PLC (Distributor of electric power)	13,791	135,650
Vodafone Group PLC (Provider of mobile telecommunication services)	141,960	229,102
		2,506,888
United States 0.5%
Manulife Financial Corp. (Provider of financial services)	2,200	63,952
Total Common Stocks (Cost $13,605,796)		12,344,041
	Principal Amount ($)	Value ($)
Commercial Paper 6.3%
Federal Home Loan Bank, 1.79%**, 5/1/2002 (Cost $829,000)	829,000	829,000
Total Investment Portfolio - 100.0% (Cost $14,434,796) (a)		13,173,041

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $14,530,671. At April 30, 2002, net unrealized depreciation for all securities based on tax cost was $1,357,630. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $875,089 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,232,719.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $14,434,796)	$ 13,173,041
Cash	1,022
Foreign currency, at value (cost $172,119)	173,250
Dividends receivable	23,987
Receivable for Fund shares sold	158
Foreign taxes recoverable	30,870
Total assets	13,402,328
Liabilities
Payable for Fund shares redeemed	35,581
Accrued management fee	8,361
Other accrued expenses and payables	16,965
Total liabilities	60,907
Net assets, at value	$ 13,341,421
Net Assets
Net assets consist of: Accumulated net investment loss	(17,856)
Net unrealized appreciation (depreciation) on: Investments	(1,261,755)
Foreign currency related transactions	2,173
Accumulated net realized gain (loss)	(8,609,888)
Paid-in capital	23,228,747
Net assets, at value	$ 13,341,421

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2002 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($12,980,829 / 2,445,463 shares of capital stock outstanding, $.01 par value, 33,333,333 shares authorized)	$ 5.31
Maximum offering price per share (100 / 94.25 of $5.31)	$ 5.63
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($250,675 / 50,488 shares of capital stock outstanding, $.01 par value, 33,333,333 shares authorized)
$ 4.97
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($109,917 / 22,108 shares of capital stock outstanding, $.01 par value, 33,333,334 shares authorized)
$ 4.97

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $11,583)	$ 86,968
Interest	2,367
Total Income	89,335
Expenses: Management fee	53,538
Administrative fee	28,642
Distribution service fees	19,374
Directors' fees and expenses	5,086
Other	551
Total expenses	107,191
Net investment income (loss)	(17,856)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(1,050,285)
Foreign currency related transactions	(7,095)
(1,057,380)
Net unrealized appreciation (depreciation) during the period on: Investments	1,848,992
Foreign currency related transactions	2,986
1,851,978
Net gain (loss) on investment transactions	794,598
Net increase (decrease) in net assets resulting from operations	$ 776,742

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2002 (Unaudited)	Year Ended October 31, 2001
Operations: Net investment income (loss)	$ (17,856)	$ (102,579)
Net realized gain (loss) on investment transactions	(1,057,380)	(7,549,576)
Net unrealized appreciation (depreciation) on investment transactions during the period	1,851,978	1,049,627
Net increase (decrease) in net assets resulting from operations	776,742	(6,602,528)
Distributions to shareholders from: Net realized gains: Class A	-	(15,162,348)
Class B	-	(205,068)
Class C	-	(56,414)
Fund share transactions: Proceeds from shares sold	1,215,709	11,545,026
Reinvestment of distributions	-	7,347,747
Cost of shares redeemed	(3,536,663)	(17,905,806)
Net increase (decrease) in net assets from Fund share transactions	(2,320,954)	986,967
Increase (decrease) in net assets	(1,544,212)	(21,039,391)
Net assets at beginning of period	14,885,633	35,925,024
Net assets at end of period (including accumulated net investment loss of $17,856 at April 30, 2002)	$ 13,341,421	$ 14,885,633

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended October 31,	2002[a]	2001	2000[b]	1999	1998[c]	1997[d]
Selected Per Share Data
Net asset value, beginning of period	$ 5.04	$ 13.28	$ 20.86	$ 23.42	$ 19.06	$ 15.67
Income (loss) from investment operations:
Net investment income (loss)	(.01)[e]	(.03)[e]	.02[e]	.05[e]	.11	.24
Net realized and unrealized gain (loss) on investment transactions	.28	(2.21)	.05	(.75)	5.72	4.15
Total from investment operations	.27	(2.24)	.07	(.70)	5.83	4.39
Less distributions from: Net investment income	-	-	-	(.14)	(.11)	(.17)
Net realized gains on investment transactions	-	(6.00)	(7.65)	(1.72)	(1.36)	(.83)
Total distributions	-	(6.00)	(7.65)	(1.86)	(1.47)	(1.00)
Net asset value, end of period	$ 5.31	$ 5.04	$ 13.28	$ 20.86	$ 23.42	$ 19.06
Total Return (%)[f]	5.36**	(26.96)[g]	(1.82)[g]	(3.38)[g]	32.90g**	29.86[g]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	12,981	14,498	35,401	66,005	387,126	315,059
Ratio of expenses before expense reductions (%)	1.48*	1.91[h]	2.10	1.97	1.43*	1.22
Ratio of expenses after expense reductions (%)	1.48*	1.89[h]	1.82	1.96	1.43*	1.22
Ratio of net investment income (loss) (%)	(.23)*	(.47)	.13	.29	.58*	1.29
Portfolio turnover rate (%)	60*	100	135	76	10*	29
[a] For the six months ended April 30, 2002 (Unaudited).
[b] On April 6, 2000, the Fund changed its name and objectives. Prior to that date, the Fund was known as Growth Fund of Spain and its investment objective was to seek long-term capital appreciation by investing primarily in equity securities of Spanish companies. The Fund was renamed Kemper International Research Fund and then renamed once more as Scudder International Research Fund on May 25, 2001. Financial information prior to April 6, 2000 should not be considered representative of the present Fund.
[c] For the eleven months ended October 31, 1998.
[d] For the year ended November 30.
[e] Based on average shares outstanding during the period.
[f] Total return does not reflect the effect of any sales charges.
[g] Total return would have been lower had certain expenses not been waived.
[h] The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.83% and 1.83%, respectively.
* Annualized ** Not annualized

Class B
Years Ended October 31,	2002[a]	2001	2000[b]	1999[c]
Selected Per Share Data
Net asset value, beginning of period	$ 4.73	$ 12.94	$ 20.67	$ 22.98
Income (loss) from investment operations: Net investment income (loss)[d]	(.02)	(.09)	(.15)	(.16)
Net realized and unrealized gain (loss) on investment transactions	.26	(2.12)	.07	(2.15)
Total from investment operations	.24	(2.21)	(.08)	(2.31)
Less distributions from: Net realized gains on investment transactions	-	(6.00)	(7.65)	-
Total distributions	-	(6.00)	(7.65)	-
Net asset value, end of period	$ 4.97	$ 4.73	$ 12.94	$ 20.67
Total Return (%)[e]	5.07**	(27.55)[f]	(2.99)[f]	(10.05)f**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	251	280	324	151
Ratio of expenses before expense reductions (%)	2.28*	2.96[g]	3.71	2.86*
Ratio of expenses after expense reductions (%)	2.28*	2.91[g]	2.85	2.84*
Ratio of net investment income (loss) (%)	(1.03)*	(1.49)	(.98)	(.84)*
Portfolio turnover rate (%)	60*	100	135	76*
[a] For the six months ended April 30, 2002 (Unaudited).
[b] On April 6, 2000, the Fund changed its name and objectives. Prior to that date, the Fund was known as Growth Fund of Spain and its investment objective was to seek long-term capital appreciation by investing primarily in equity securities of Spanish companies. The Fund was renamed Kemper International Research Fund and then renamed once more as Scudder International Research Fund on May 25, 2001. Financial information prior to April 6, 2000 should not be considered representative of the present Fund.
[c] For the period December 14, 1998 (commencement of sales) to October 31, 1999.
[d] Based on average shares outstanding during the period.
[e] Total return does not reflect the effect of any sales charges.
[f] Total return would have been lower had certain expenses not been waived.
g The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.61% and 2.61%, respectively.
* Annualized
** Not annualized

Class C
Years Ended October 31,	2002[a]	2001	2000[b]	1999[c]
Selected Per Share Data
Net asset value, beginning of period	$ 4.73	$ 12.95	$ 20.67	$ 22.98
Income (loss) from investment operations: Net investment income (loss)[d]	(.02)	(.08)	(.13)	(.14)
Net realized and unrealized gain (loss) on investment transactions	.26	(2.14)	.06	(2.17)
Total from investment operations	.24	(2.22)	(.07)	(2.31)
Less distributions from: Net realized gains on investment transactions	-	(6.00)	(7.65)	-
Total distributions	-	(6.00)	(7.65)	-
Net asset value, end of period	$ 4.97	$ 4.73	$ 12.95	$ 20.67
Total Return (%)[e]	5.07**	(27.73)[f]	(2.94)[f]	(10.05)f**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	110	108	200	112
Ratio of expenses before expense reductions (%)	2.26*	3.51[g]	3.40	2.81*
Ratio of expenses after expense reductions (%)	2.26*	2.90[g]	2.80	2.79*
Ratio of net investment income (loss) (%)	(1.01)*	(1.48)	(.92)	(.79)*
Portfolio turnover rate (%)	60*	100	135	76*
[a] For the six months ended April 30, 2002 (Unaudited).
[b] On April 6, 2000, the Fund changed its name and objectives. Prior to that date, the Fund was known as Growth Fund of Spain and its investment objective was to seek long-term capital appreciation by investing primarily in equity securities of Spanish companies. The Fund was renamed Kemper International Research Fund and then renamed once more as Scudder International Research Fund on May 25, 2001. Financial information prior to April 6, 2000 should not be considered representative of the present Fund.
[c] For the period December 14, 1998 (commencement of sales) to October 31, 1999.
[d] Based on average shares outstanding during the period.
[e] Total return does not reflect the effect of any sales charges.
[f] Total return would have been lower had certain expenses not been waived.
[g] The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.63% and 2.62%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder International Research Fund (the ``Fund'') is a diversified series of Scudder International Research, Inc. (the ``Corporation'') which is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end management investment company organized as a Maryland Corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. The Fund was closed to new investors effective as of the close of business on February 5, 2002 (see Note G).

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Directors.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At October 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $7,437,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2009, the expiration date, whichever occurs first.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchase & Sales of Securities

During the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) aggregated $4,127,830 and $7,048,701, respectively.

C. Related Parties

On April 5, 2002, 100% of Zurich Scudder Investments, Inc. ("ZSI") was acquired by Deutsche Bank AG with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Fund. The Investment Management Agreement (the "Management Agreement") is the same in all material respects as the corresponding previous Management Agreement.

Management Agreement. Under the Management Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.75% of the first $250,000,000 of the Fund's average daily net assets, 0.72% of the next $750,000,000 of such net assets, 0.70% of the next $1,500,000,000 of such net assets, 0.68% of the next $2,500,000,000 of such net assets, 0.65% of the next $2,500,000,000 of such net assets, 0.64% of the next $2,500,000,000 of such net assets, 0.63% of the next $2,500,000,000 of such net assets and 0.62% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended April 30, 2002, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.75% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.40%, 0.45% and 0.425% of the average daily net assets for Class A, B and C shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). For the six months ended April 30, 2002, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at April 30, 2002
Class A	$ 27,739	$ 4,510
Class B	673	102
Class C	230	40
	$ 28,642	$ 4,652

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2002, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2002
Class B	$ 1,122	$ 165
Class C	406	68
	$ 1,528	$ 233

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2002, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2002
Class A	$ 17,337	$ 3,466
Class B	374	78
Class C	135	35
	$ 17,846	$ 3,579

Underwriting and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2002 aggregated $42.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2002, the CDSC for Class B and C shares aggregated $239 and none, respectively.

Directors' Fees and Expenses. The Fund pays each Director not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended April 30, 2002, the Fund received no custody credits.

E. Line of Credit

The Fund and several other affiliated funds (``the Participants'') share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under this agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2002		Year Ended October 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	220,639	$ 1,124,731	1,859,354	$ 11,198,499
Class B	17,850	87,397	19,237	165,280
Class C	749	3,581	27,645	181,247
		$ 1,215,709		$ 11,545,026
Shares issued to shareholders in reinvestment of distributions
Class A	-	-	1,096,768	$ 7,118,026
Class B	-	-	28,320	173,316
Class C	-	-	9,187	56,405
		-		$ 7,347,747
Shares redeemed
Class A	(654,401)	$ (3,401,421)	(2,743,340)	$ (17,599,191)
Class B	(26,517)	(128,201)	(13,470)	(72,482)
Class C	(1,451)	(7,041)	(29,429)	(234,133)
		$ (3,536,663)		$ (17,905,806)
Net increase (decrease)
Class A	(433,762)	$ (2,276,690)	212,782	$ 717,334
Class B	(8,667)	(40,804)	34,087	266,114
Class C	(702)	(3,460)	7,403	3,519
		$ (2,320,954)		$ 986,967

G. Subsequent Event

Effective May 17, 2002, Scudder International Research Fund ceased operations. Proceeds from the redemption of the outstanding shares of the Fund were distributed to the shareholders of the Fund and the Fund was terminated.

Shareholder Meeting Results

A Special Meeting of Shareholders of Scudder International Research Fund (the "fund"), the sole series of Scudder International Research Fund, Inc., was held on March 28, 2002, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, Massachusetts. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new investment management agreement for the fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
1,810,644	66,358	34,638

The meeting was reconvened on May 7, 2002 and the following matter was voted upon by the shareholders (the resulting votes are presented below):

2. To liquidate the fund and dissolve Scudder International Research Fund, Inc. (the "Company"), in accordance with the Plan of Liquidation and Dissolution adopted by the Board of Directors of the Company.

Affirmative	Against	Abstain	Broker Non-votes*
1,381,003	138,475	116,416	659,644

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Investment Products and Services

Scudder Funds
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Scudder Blue Chip Fund
Scudder Focus Value+Growth Fund
Scudder Growth and Income Fund
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Scudder Small Company Stock Fund
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Scudder 21st Century Growth Fund
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Sector
Scudder-Dreman Financial Services Fund
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Asset Allocation
Scudder Pathway Conservative Portfolio
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The Japan Fund, Inc.
Income
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Tax-Free Income
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Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Education IRA UGMA/UTMA IRA for Minors
Closed-End Funds
The Brazil Fund, Inc.
The Korea Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder High Income Trust
Scudder Intermediate Government Trust
Scudder Multi-Market Income Trust
Scudder Strategic Income Trust
Scudder Strategic Municipal Income Trust
Scudder Municipal Income Trust

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Dechert

10 Post Office Square Boston, MA 02110
Shareholder Service Agent and Transfer Agent

Scudder Investments Service Company

P.O. Box 219151 Kansas City, MO 64121
Custodian

Brown Brothers Harriman & Co.

40 Water Street Boston, MA 02110
Independent Auditors

Ernst & Young LLP

200 Clarendon Street Boston, MA 02116
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1048

Privacy Statement April 2002

This privacy statement is issued by Deutsche Investment Management Americas Inc., its affiliates Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company, and each of the funds managed or advised by Scudder. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by Scudder.

Questions on this policy may be sent to:
Scudder Investments, Attention: Correspondence - Chicago,
P.O. Box 219415, Kansas City, MO 64121-9415.

Notes

Notes